DERIVATIVE LIABILITIES (Details 1)	6 Months Ended
Feb. 28, 2018 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain on change in fair value of the derivative liabilities	$ 1,400,375
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance - August 31, 2017	0
Addition of new derivative liabilities upon issuance of convertible notes as debt discounts	476,387
Addition of new derivative liabilities recognized as day one loss on derivatives from convertible notes	282,093
Addition of new derivative liabilities from reclass of warrants from additional paid in capital	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants	5,650,426
Addition of new derivative liabilities recognized as day one loss on derivatives from warrants	859,488
Reduction of derivative liabilities from exercise of warrants	(2,905,131)
Gain on change in fair value of the derivative liabilities	1,400,375
Balance - November 30, 2017	$ 7,841,703